Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Trade and other payables [abstract]
Trade payables	£ 3,374	£ 2,965
Deferred payables	423	401
Customer contributions	30	32
Social security and other taxes	95	131
Other payables	1,127	943
Trade and other payables	£ 5,049	£ 4,472